UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS
Cost, Product and Service [Extensible Enumeration]	us-gaap:OilAndGasExplorationAndProductionMember	us-gaap:OilAndGasExplorationAndProductionMember	us-gaap:OilAndGasExplorationAndProductionMember	us-gaap:OilAndGasExplorationAndProductionMember
Total Revenues, net	$ 326,455	$ 329,211	$ 532,780	$ 612,192
Costs and expenses
Lease operating expenses	260,480	503,560	1,179,729	1,332,548
Depletion, depreciation, amortization, and accretion	198,409	244,044	890,372	885,832
General and administrative expenses	1,936,654	745,064	11,195,409	4,519,811
Total Costs and expenses	2,395,543	1,492,668	13,265,510	6,738,191
Gain on sale of assets				5,834,293
Loss from operations	(2,069,088)	(1,163,457)	(12,732,730)	(291,706)
Other income (expenses)
Change in fair value of derivative asset	(15,403)
Change in fair value of derivative liability	190,977
Interest income	15,380	16,594	50,951	46,437
Interest expense	(1,442,122)	(60,338)	(759,300)	(172,143)
Other, net		66,799	267,195	(180,943)
Total Other income (expenses), net	(1,251,168)	23,055	(441,154)	(306,649)
Loss before provision for income taxes	(3,320,256)	(1,140,402)	(13,173,884)	(598,355)
Benefit for income taxes		281,370	(608,500)	608,500
Net loss	$ (3,320,256)	$ (859,032)	$ (13,782,384)	$ 10,145
Net loss per share - basic and diluted
Basic (in dollars per share)	$ (0.24)	$ (0.13)	$ (1.06)	$ 0
Diluted (in dollars per share)	$ (0.24)	$ (0.13)	$ (1.06)	$ 0
Weighted-average shares outstanding - basic and diluted
Basic (in shares)	13,860,763	6,425,297	12,985,830	6,080,372
Diluted (in shares)	13,860,763	6,425,297	12,985,830	6,080,372